DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]
	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	Non- Operating Properties(1)	Total
Balance at December 31, 2021	$15,529	$8,441	$10,995	$100,390	$18,252	$153,607
Movements during the year:
Transfer to liability held-for-sale	-	-	-	-	(7,118)	(7,118)
Change in rehabilitation provision	(1,800)	1,518	(879)	1,240	(2,488)	(2,409)
Reclamation costs incurred	-	(31)	-	(2,704)	(223)	(2,958)
Accretion expense	1,190	650	848	2,053	1,361	6,102
Foreign exchange gain	504	261	342	-	686	1,793
Balance at December 31, 2022	$15,423	$10,839	$11,306	$100,979	$10,470	$149,017
Movements during the year:
Change in rehabilitation provision	(2,687)	816	(634)	(3,183)	139	(5,549)
Reclamation costs incurred	-	-	-	(270)	(5)	(275)
Accretion expense	1,467	1,032	1,076	3,796	954	8,325
Other	-	-	-	-	46	46
Balance at December 31, 2023	$14,203	$12,687	$11,748	$101,322	$11,604	$151,564

(1) Non-operating properties include the San Martin, Del Toro, La Parrilla and La Guitarra mines, along with the La Luz project. La Guitarra and La Parrilla were classified as assets held-for-sale up to the date of disposition on March 29, 2023 and August 14, 2023, respectively. As of December 31, 2023, the assets and liabilities have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $7.2 million) (Note 14).